Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.

The Group’s CODM has been identified as the CEO. For the six months ended June 30, 2023 and 2024, there are three operating segments identified including workspace membership, marketing and branding, and others.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC. The Group’s CODM evaluates performance based on each operating segment’s revenue and costs of revenue (excluding impairment loss). Revenues and cost of revenue (excluding impairment loss) by segment are presented below.

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Revenue:
Workspace membership	70,793	39,418
Marketing and branding services	154,917	46,638
Other services	44,392	32,856
Total revenue	270,102	118,912
Cost of revenue (excluding impairment loss)
Workspace membership	(78,640)	(43,017)
Marketing and branding services	(151,527)	(47,045)
Other services	(41,708)	(30,885)
Total cost of revenue (excluding impairment loss)	(271,875)	(120,947)

The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.